Acquisitions and Strategic Investments (Preliminary Purchase Price Allocation/Purchase Price Allocation and World Color Press) (Details) (USD $)	12 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2012	Dec. 18, 2013	Sep. 08, 2011	Jan. 16, 2013
Business Acquisition [Line Items]
Cash consideration	$ 0	$ 25,900,000	$ 0
Business Acquisition, Preliminary Purchase Price Allocation [Abstract]
Property, plant and equipment	141,100,000
Business Acquisition, Preliminary Purchase Price Allocation, Amortizable Intangible Assets	63,000,000
Goodwill	773,100,000	768,600,000	787,100,000
Vertis [Member]
Business Acquisition [Line Items]
Cash consideration	25,900,000			25,900,000
Business Acquisition, Preliminary Purchase Price Allocation [Abstract]
Cash and cash equivalents							4,100,000
Accounts receivable							133,400,000
Other current assets							40,500,000
Property, plant and equipment							127,800,000
Business Acquisition, Preliminary Purchase Price Allocation, Amortizable Intangible Assets							25,600,000
Accounts payable and accrued liabilities							(54,000,000)
Other long-term liabilities							(12,000,000)
Purchase price							265,400,000
Proteus Packaging and Transpak Corporation [Member]
Business Acquisition [Line Items]
Cash consideration					43,100,000
Business Acquisition, Preliminary Purchase Price Allocation [Abstract]
Accounts receivable					4,400,000
Other current assets					5,900,000
Property, plant and equipment					13,300,000
Business Acquisition, Preliminary Purchase Price Allocation, Amortizable Intangible Assets					24,000,000
Accounts payable and accrued liabilities					(3,700,000)
Other long-term liabilities					(2,800,000)
Goodwill, tax deductible					8,000,000
Purchase price					49,100,000
Transcontinental [Member]
Business Acquisition [Line Items]
Fair value of the acquired Transcontinental Mexican operations						63,600,000
Business Acquisition, Preliminary Purchase Price Allocation [Abstract]
Accounts receivable						15,300,000
Other current assets						11,900,000
Property, plant and equipment						35,700,000
Business Acquisition, Preliminary Purchase Price Allocation, Amortizable Intangible Assets						4,600,000
Other long-term assets						500,000
Accounts payable and accrued liabilities						(14,900,000)
Other long-term liabilities						(600,000)
Goodwill						11,100,000
Goodwill, tax deductible	0
Purchase price						$ 63,600,000